                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):      [_]is a restatement.
                                       [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CVentures, Inc.
Address: 4350 S. Monaco Street, 5/th/ Floor
         Denver, CO 80237

Form 13F File Number: 028-12116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Larry A. Mizel
Title:   President
Phone:   303-565-2400

Signature, Place, and Date of Signing:

   /s/ Larry A. Mizel               Denver, CO            February 11, 2013
-----------------------      ----------------------     ----------------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            1
                                         -----------
Form 13F Information Table Value Total:  $    234343
                                         -----------
                                         (thousands)

NOTE: Confidential information has been omitted from the public Form 13F report, is subject to a request for confidential treatment under Rule 24b-2 of the Securities Exchange Act of 1934, and has been filed separately with the Secretary of the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE   SHARES/ SH/ PUT/ INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER        CLASS     CUSIP   (x $1000) PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE   SHARED NONE
--------------       -------- --------- --------- ------- --- ---- -------- -------- ------- ------ ----

M D C Holdings Inc     COM    552676108    234343 6374951 SH         Sole            6374951

SUMMARY                1 DATA RECORDS      234343    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED